Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097933
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRB1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,639	$11,196
Dec-2017	$11,798	$13,640
Dec-2018	$11,113	$13,042
Dec-2019	$12,758	$17,149
Dec-2020	$13,545	$20,304
Dec-2021	$14,737	$26,132
Dec-2022	$13,005	$21,399
Dec-2023	$14,239	$27,025
Dec-2024	$15,148	$33,786
Dec-2025	$16,564	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	9.35%	4.11%	5.18%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,248,324
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 172,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,248,324 Number of Portfolio Holdings31 Advisory Fee $172,999 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Exchange-Traded Funds	87.1%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.4%
Money Market	11.6%
Fixed Income	43.3%
Equity	44.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097932
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRB2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,622	$11,196
Dec-2017	$11,747	$13,640
Dec-2018	$11,038	$13,042
Dec-2019	$12,644	$17,149
Dec-2020	$13,389	$20,304
Dec-2021	$14,537	$26,132
Dec-2022	$12,815	$21,399
Dec-2023	$13,971	$27,025
Dec-2024	$14,822	$33,786
Dec-2025	$16,161	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	9.03%	3.83%	4.92%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,248,324
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 172,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,248,324 Number of Portfolio Holdings31 Advisory Fee $172,999 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Exchange-Traded Funds	87.1%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.4%
Money Market	11.6%
Fixed Income	43.3%
Equity	44.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000112453
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRB3
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,602	$11,196
Dec-2017	$11,724	$13,640
Dec-2018	$11,003	$13,042
Dec-2019	$12,597	$17,149
Dec-2020	$13,310	$20,304
Dec-2021	$14,442	$26,132
Dec-2022	$12,697	$21,399
Dec-2023	$13,860	$27,025
Dec-2024	$14,686	$33,786
Dec-2025	$15,998	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	8.94%	3.75%	4.81%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,248,324
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 172,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,248,324 Number of Portfolio Holdings31 Advisory Fee $172,999 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Exchange-Traded Funds	87.1%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.4%
Money Market	11.6%
Fixed Income	43.3%
Equity	44.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000112454
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRB4
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,582	$11,196
Dec-2017	$11,665	$13,640
Dec-2018	$10,918	$13,042
Dec-2019	$12,465	$17,149
Dec-2020	$13,146	$20,304
Dec-2021	$14,235	$26,132
Dec-2022	$12,502	$21,399
Dec-2023	$13,581	$27,025
Dec-2024	$14,354	$33,786
Dec-2025	$15,602	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	8.70%	3.49%	4.55%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,248,324
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 172,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,248,324 Number of Portfolio Holdings31 Advisory Fee $172,999 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Exchange-Traded Funds	87.1%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.4%
Money Market	11.6%
Fixed Income	43.3%
Equity	44.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000158840
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,446	$9,765
Dec-2016	$10,009	$10,932
Dec-2017	$11,014	$13,319
Dec-2018	$10,389	$12,735
Dec-2019	$11,806	$16,745
Dec-2020	$12,457	$19,826
Dec-2021	$13,461	$25,517
Dec-2022	$9,203	$20,896
Dec-2023	$9,994	$26,389
Dec-2024	$13,718	$32,991
Dec-2025	$14,923	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	8.78%	3.68%	4.68%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,248,324
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 172,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,248,324 Number of Portfolio Holdings31 Advisory Fee $172,999 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Exchange-Traded Funds	87.1%
Money Market Funds	11.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.4%
Money Market	11.6%
Fixed Income	43.3%
Equity	44.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097936
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRG1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,587	$11,196
Dec-2017	$12,489	$13,640
Dec-2018	$11,428	$13,042
Dec-2019	$13,407	$17,149
Dec-2020	$14,140	$20,304
Dec-2021	$15,949	$26,132
Dec-2022	$13,804	$21,399
Dec-2023	$15,385	$27,025
Dec-2024	$16,602	$33,786
Dec-2025	$18,586	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	11.95%	5.62%	6.39%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,107,508
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,107,508 Number of Portfolio Holdings26 Advisory Fee $483,698 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market	11.4%
Fixed Income	11.8%
Equity	76.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.3%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Growth ETF Portfolio will change to TOPS Managed Risk Moderately Aggressive ETF Portfolio.
C000097937
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRG2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,557	$11,196
Dec-2017	$12,421	$13,640
Dec-2018	$11,337	$13,042
Dec-2019	$13,273	$17,149
Dec-2020	$13,962	$20,304
Dec-2021	$15,720	$26,132
Dec-2022	$13,562	$21,399
Dec-2023	$15,073	$27,025
Dec-2024	$16,235	$33,786
Dec-2025	$18,127	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	11.65%	5.36%	6.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,107,508
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,107,508 Number of Portfolio Holdings26 Advisory Fee $483,698 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market	11.4%
Fixed Income	11.8%
Equity	76.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.3%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Growth ETF Portfolio will change to TOPS Managed Risk Moderately Aggressive ETF Portfolio.
C000112457
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRG3
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,551	$11,196
Dec-2017	$12,392	$13,640
Dec-2018	$11,297	$13,042
Dec-2019	$13,210	$17,149
Dec-2020	$13,894	$20,304
Dec-2021	$15,621	$26,132
Dec-2022	$13,467	$21,399
Dec-2023	$14,949	$27,025
Dec-2024	$16,089	$33,786
Dec-2025	$17,940	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	11.50%	5.24%	6.02%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,107,508
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,107,508 Number of Portfolio Holdings26 Advisory Fee $483,698 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market	11.4%
Fixed Income	11.8%
Equity	76.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.3%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Growth ETF Portfolio will change to TOPS Managed Risk Moderately Aggressive ETF Portfolio.
C000112458
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRG4
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,515	$11,196
Dec-2017	$12,338	$13,640
Dec-2018	$11,217	$13,042
Dec-2019	$13,083	$17,149
Dec-2020	$13,718	$20,304
Dec-2021	$15,382	$26,132
Dec-2022	$13,250	$21,399
Dec-2023	$14,669	$27,025
Dec-2024	$15,738	$33,786
Dec-2025	$17,512	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	11.27%	5.01%	5.76%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,107,508
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,107,508 Number of Portfolio Holdings26 Advisory Fee $483,698 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market	11.4%
Fixed Income	11.8%
Equity	76.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.3%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Growth ETF Portfolio will change to TOPS Managed Risk Moderately Aggressive ETF Portfolio.
C000158842
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,097	$9,765
Dec-2016	$9,591	$10,932
Dec-2017	$11,218	$13,319
Dec-2018	$10,284	$12,735
Dec-2019	$11,942	$16,745
Dec-2020	$12,530	$19,826
Dec-2021	$14,034	$25,517
Dec-2022	$12,155	$20,896
Dec-2023	$13,445	$26,389
Dec-2024	$14,501	$32,991
Dec-2025	$16,181	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	11.58%	5.25%	5.93%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,107,508
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,107,508 Number of Portfolio Holdings26 Advisory Fee $483,698 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market	11.4%
Fixed Income	11.8%
Equity	76.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.3%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Growth ETF Portfolio will change to TOPS Managed Risk Moderately Aggressive ETF Portfolio.
C000097934
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRMG1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,650	$11,196
Dec-2017	$12,160	$13,640
Dec-2018	$11,308	$13,042
Dec-2019	$13,184	$17,149
Dec-2020	$14,001	$20,304
Dec-2021	$15,593	$26,132
Dec-2022	$13,531	$21,399
Dec-2023	$14,969	$27,025
Dec-2024	$16,150	$33,786
Dec-2025	$17,859	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	10.58%	4.99%	5.97%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,052,572
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 305,349
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,052,572 Number of Portfolio Holdings29 Advisory Fee $305,349 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.9%
Exchange-Traded Funds	87.8%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	0.9%
Money Market	11.4%
Fixed Income	30.1%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.7%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Moderate Growth ETF Portfolio will change to TOPS Managed Risk Moderate ETF Portfolio.
C000097935
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRMG2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,631	$11,196
Dec-2017	$12,103	$13,640
Dec-2018	$11,230	$13,042
Dec-2019	$13,060	$17,149
Dec-2020	$13,832	$20,304
Dec-2021	$15,362	$26,132
Dec-2022	$13,311	$21,399
Dec-2023	$14,686	$27,025
Dec-2024	$15,800	$33,786
Dec-2025	$17,436	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	10.36%	4.74%	5.72%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,052,572
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 305,349
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,052,572 Number of Portfolio Holdings29 Advisory Fee $305,349 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.9%
Exchange-Traded Funds	87.8%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	0.9%
Money Market	11.4%
Fixed Income	30.1%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.7%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Moderate Growth ETF Portfolio will change to TOPS Managed Risk Moderate ETF Portfolio.
C000112455
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRMG3
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,614	$11,196
Dec-2017	$12,083	$13,640
Dec-2018	$11,192	$13,042
Dec-2019	$13,000	$17,149
Dec-2020	$13,767	$20,304
Dec-2021	$15,279	$26,132
Dec-2022	$13,213	$21,399
Dec-2023	$14,564	$27,025
Dec-2024	$15,668	$33,786
Dec-2025	$17,271	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	10.23%	4.64%	5.62%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,052,572
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 305,349
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,052,572 Number of Portfolio Holdings29 Advisory Fee $305,349 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.9%
Exchange-Traded Funds	87.8%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	0.9%
Money Market	11.4%
Fixed Income	30.1%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.7%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Moderate Growth ETF Portfolio will change to TOPS Managed Risk Moderate ETF Portfolio.
C000112456
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRMG4
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,584	$11,196
Dec-2017	$12,026	$13,640
Dec-2018	$11,110	$13,042
Dec-2019	$12,874	$17,149
Dec-2020	$13,586	$20,304
Dec-2021	$15,043	$26,132
Dec-2022	$12,973	$21,399
Dec-2023	$14,276	$27,025
Dec-2024	$15,301	$33,786
Dec-2025	$16,831	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	10.00%	4.38%	5.34%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,052,572
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 305,349
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,052,572 Number of Portfolio Holdings29 Advisory Fee $305,349 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.9%
Exchange-Traded Funds	87.8%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	0.9%
Money Market	11.4%
Fixed Income	30.1%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.7%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Moderate Growth ETF Portfolio will change to TOPS Managed Risk Moderate ETF Portfolio.
C000158841
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRMGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,257	$9,765
Dec-2016	$9,818	$10,932
Dec-2017	$11,107	$13,319
Dec-2018	$10,354	$12,735
Dec-2019	$11,929	$16,745
Dec-2020	$12,588	$19,826
Dec-2021	$13,925	$25,517
Dec-2022	$12,137	$20,896
Dec-2023	$12,894	$26,389
Dec-2024	$14,273	$32,991
Dec-2025	$15,716	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	10.11%	4.54%	5.44%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,052,572
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 305,349
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,052,572 Number of Portfolio Holdings29 Advisory Fee $305,349 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.9%
Exchange-Traded Funds	87.8%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	0.9%
Money Market	11.4%
Fixed Income	30.1%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.7%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Managed Risk Moderate Growth ETF Portfolio will change to TOPS Managed Risk Moderate ETF Portfolio.